Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Revenues	$ 62,565		$ 33,333				$ 164,826	$ 60,689	$ 107,819
Cost of revenues	572,537		341,517				1,331,165	721,198	1,148,426
Gross loss	(509,972)		(308,184)				(1,166,339)	(660,509)	(1,040,607)
Operating expenses:
General and administrative	1,428,143		952,553				3,414,949	2,666,005	3,786,124		2,465,570
Operations	558,068		681,434				1,672,403	1,555,841	2,035,063		924,501
Research and development	2,962,812		3,261,785				7,171,446	9,275,252	13,565,765		7,092,628
Sales and marketing	118,793		120,537				481,511	398,635	525,494		139,664
Total operating expenses	5,067,816		5,016,309				12,740,309	13,895,733	19,912,446		10,622,363
Loss from operations	(5,577,788)		(5,324,493)				(13,906,648)	(14,556,242)	(20,953,053)		(10,622,363)
Other income (expense), net:
Interest expense, net	(1,483,390)		(34,112)				(2,021,996)	(49,028)	(636,330)
Change in fair value of derivative liability	(149,000)						(149,000)		(265,744)		(11,043,155)
Change in fair value of simple agreements for future equity	(435,794)						(1,672,706)	4,506
Total other income (expense), net	(2,068,184)		(34,112)				(3,843,702)	(44,522)	(902,074)		(11,043,155)
Provision for income taxes
Net loss	$ (7,645,972)	$ (4,966,256)	$ (5,358,605)	$ (5,300,015)			$ (17,750,350)	$ (14,600,764)	$ (21,855,127)		$ (21,665,518)
Weighted average common shares outstanding - basic and diluted (in Shares)	18,528,262		6,871,200				10,674,991	6,990,773	6,896,769		5,622,548
Net loss per common share - basic and diluted (in Dollars per share)	$ (0.41)		$ (0.78)				$ (1.66)	$ (2.09)	$ (3.17)		$ (3.85)
Patricia Acquisition Corp.
Revenues
Operating expenses:
General and administrative		17,839		19,190	29,321	27,078			51,354	54,627
Loss from operations		(17,839)		(19,190)	(29,321)	(27,078)			(51,354)	(54,627)
Other income (expense), net:
Net loss		$ (17,839)		$ (19,190)	$ (29,321)	$ (27,078)			$ (51,354)	$ (54,627)
Weighted average common shares outstanding - basic and diluted (in Shares)		5,000,000		5,000,000	5,000,000	5,000,000			5,000,000	5,000,000
Net loss per common share - basic and diluted (in Dollars per share)		$ 0		$ 0	$ (0.01)	$ (0.01)			$ (0.01)	$ (0.01)